Acquisition of Chongqing Zhizao and Changzhou Huixiang - Acquisition of Changzhou Huixiang (Details) ¥ in Thousands	1 Months Ended
	Sep. 30, 2022 CNY (¥) item	Jan. 31, 2022 CNY (¥)	Jul. 31, 2021 CNY (¥)
Changzhou Huixiang New Energy Auto Parts Co., Ltd
Business acquisition
Amount contributed	¥ 87,040		¥ 73,500
Interest acquired (in percent)	87.34%		49.00%
Amount of capital injected		¥ 30,000
Number of seats in Board of Directors attained | item	4
Number of seats in Board of Directors | item	5
Changzhou Huixiang New Energy Auto Parts Co., Ltd | Suzhou Huichuan United Power System Co., Ltd
Business acquisition
Amount contributed	¥ 0
Number of seats in Board of Directors attained | item	1
Changzhou Huixiang New Energy Auto Parts Co., Ltd
Business acquisition
Registered capital			¥ 150,000